Consolidated Balance Sheet - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Intangible assets	SFr 54,414	SFr 162,915
Right-of-use assets	2,570	2,642
Property and equipment	397	49
Other non-current assets	116	114
Deferred tax assets	589	495
Non-current assets	58,086	166,215
Inventories	557	227
Trade receivables	1,171	1,321
Other current assets	2,020	1,798
Cash and cash equivalents	14,556	19,237
Current assets	18,304	22,583
Total assets	76,390	188,798
EQUITY AND LIABILITIES
Share capital	56,163	56,163
Reserves	220,330	220,961
Treasury shares	(6,001)	(12,108)
Accumulated losses	(218,264)	(119,599)
Equity	52,228	145,417
Non-current lease liabilities	2,086	2,232
Non-current borrowings	9	16
Defined benefit obligations	1,589	1,772
Provisions	6,203	7,909
Deferred tax liabilities	7,366	20,736
Non-current liabilities	17,253	32,665
Current lease liabilities	524	444
Current borrowings	337	372
Trade payables	1,025	1,625
Financial liabilities due to related parties	1,355	1,280
Provisions	235	3,094
Other current payables and liabilities	3,433	3,901
Current liabilities	6,909	10,716
Total equity and liabilities	SFr 76,390	SFr 188,798